CONVERTIBLE BOND PAYABLE - Summary of Convertible Bonds Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Debt conversion amount	$ 159,505,397	$ 156,887,691
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Debt conversion amount	44,435,897	42,957,209
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Debt conversion amount	21,758,873	21,543,492
2021 Series B Note US$ 90,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Debt conversion amount	$ 93,310,627	$ 92,386,990